Consolidated Balance Sheets (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current Assets:
Cash and cash equivalents	$ 750,780	$ 893,183	$ 124,112
Accounts receivable, net of allowance for doubtful accounts of $6,598 and $17,964, respectively	42,886	122,675	117,863
Other receivable	120,381	92,065	182,112
Inventories, net of inventory reserve of $469,082	557,420	499,340	768,297
Advance to suppliers	61,248	75,256	22,314
Prepaid expenses	4,005	5,321	4,459
Other assets - current	3,618
Total current assets	1,540,338	1,687,840	1,219,157
Property and equipment, net	3,248	1,411
Long-term Investment	52,366	100,266
Restricted cash	199,955	199,847	199,895
Other assets	12,379	12,379	13,272
Total assets	1,808,286	2,001,743	1,432,324
Current Liabilities:
Accounts payable	73,492	79,566	174,816
Deferred compensation	507,913	501,613	823,313
Convertible debentures	489,000	489,000	1,309,000
Accrued expenses and other current liabilities	155,327	142,221	435,264
Total current liabilities	1,225,732	1,212,400	2,742,393
Total liabilities	1,225,732	1,212,400	2,742,393
Stockholders' Equity:
Preferred stock, $0.01 par value; authorized 5,000,000 shares, issued and outstanding 0 shares
Common stock, $0.01 par value; authorized 65,000,000 and 30,000,000 shares, issued and outstanding 17,595,062 and 15,927,562 shares	175,951	175,951	159,276
Additional paid-in capital	16,469,102	16,469,102	14,818,277
Accumulated other comprehensive loss	(4,150)	(2,568)	(190)
Accumulated deficit	(16,058,349)	(15,853,142)	(16,287,432)
Total stockholders' equity	582,554	789,343	(1,310,069)
Total liabilities and stockholders' equity	$ 1,808,286	$ 2,001,743	$ 1,432,324